Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	Voya FUNDS TRUST
Prospectus Date		rr_ProspectusDate	Jul. 31, 2015
Voya Floating Rate Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Voya Floating Rate Fund
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with a high level of current income.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 47) or the Purchase, Exchange, and Redemption of Shares section of the Statement of Additional Information (page 113).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as assignment fees and commissions, when it buys and sells (or “turns over”) assets in its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund's performance.

			During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	60.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Voya mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Examples
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]		rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate loans and other floating rate debt instruments, including: floating rate bonds; floating rate notes; money market instruments with a remaining maturity of 60 days or less; floating rate debentures; and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities (collectively “Floating Rate Debt”). The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The Fund normally invests substantially in floating rate loans. The floating rate loans in which the Fund invests are generally below investment-grade floating rate loans that either hold the most senior position in the capital structure of the borrower, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens on a borrower's assets) that the sub-adviser (“Sub-Adviser”) believes justify treatment as senior debt. Below investment-grade debt instruments are commonly known as “junk bonds.” In considering investments in floating rate loans, the Sub-Adviser seeks to invest in the largest and most liquid loans available. The Fund may invest in floating rate loans of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

Although the Fund has no restrictions on investment maturity, normally the floating rate loans will have remaining maturities of ten years or less.

The Fund may invest in the following derivative instruments: interest rate swaps and futures or forward contracts in order to seek to enhance returns or to attempt to hedge some of its investment risk.

The Fund may invest up to 20% of its assets, measured at the time of purchase, in a combination of one or more of the following types of U.S. dollar denominated investments: senior or subordinated fixed rate debt instruments, including notes and bonds, whether secured and unsecured; equity securities: (i) as an incident to the purchase or ownership of Floating Rate Debt or fixed rate debt instruments; (ii) in connection with a restructuring of a borrower or issuer or its debt; or (iii) if the Fund already owns Floating Rate Debt or a fixed rate debt instrument of the issuer of such equity; short-term debt obligations, repurchase agreements, cash and cash equivalents that do not otherwise qualify as Floating Rate Debt; and other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

			The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Cash/Cash Equivalents    To the extent the Fund holds cash or cash equivalents, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Credit for Floating Rate Loan Funds    The value of the Fund's shares, and the Fund's ability to pay dividends, is dependent upon the performance of the assets in its portfolio. Prices of the Fund's investments can fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the borrower or issuer could be late in paying interest or principal, or could fail to pay altogether.

In the event a borrower fails to pay scheduled interest or principal payments on an investment held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of such investment. This will likely reduce the amount of dividends paid by the Fund and likely lead to a decline in the net asset value of the Fund's shares.

The Fund generally invests in floating rate loans that are senior in the capital structure of the borrower or issuer, and that are secured with specific collateral. Loans that are senior and secured generally involve less risk than unsecured or subordinated debt and equity instruments of the same borrower because the payment of principal and interest on senior loans is an obligation of the borrower that, in most instances, takes precedence over the payment of dividends or the return of capital to the borrower's shareholders, and payments to bond holders; and because of the collateral supporting the repayment of the debt instrument. However, the value of the collateral may not equal the Fund's investment when the debt instrument is acquired or may decline below the principal amount of the debt instrument subsequent to the Fund's investment. Also, to the extent that collateral consists of stocks of the borrower, or its subsidiaries or affiliates, the Fund bears the risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Fund's investment to be undercollateralized. Therefore, the liquidation of the collateral underlying a floating rate loan in which the Fund has invested, may not satisfy the borrower's obligation to the Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be able to be readily liquidated.

In the event of the bankruptcy of a borrower or issuer, the Fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the Fund's investment. Among the risks involved in a bankruptcy are assertions that the pledge of collateral to secure a loan constitutes a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating the Fund's rights to the collateral.

The Floating Rate Debt in which the Fund invests is generally rated lower than investment-grade credit quality, i.e., rated lower than Baa3 by Moody's Investors Service, Inc. (“Moody's”) or BBB- by Standard & Poor's Ratings Services (“S&P”), or have been made to borrowers who have issued debt securities that are rated lower than investment-grade in quality or, if unrated, would be rated lower than investment-grade credit quality. The Fund's investments in lower than investment-grade floating rate loans will generally be rated at the time of purchase between B3 and Ba1 by Moody's, B- and BB+ by S&P or, if not rated, would be of similar credit quality. Investment decisions for the Fund will be based largely on the credit analysis performed by the Sub-Adviser, and not on rating agency evaluation. This analysis may be difficult to perform. Information about a loan and its borrower generally is not in the public domain. Many borrowers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, however, borrowers are required to provide financial information to lenders and information may be available from other loan market participants or agents that originate or administer loans.

Demand for Loans    The loan market, as represented by the S&P/LSTA Leveraged Loan Index, experienced significant growth in terms of number and aggregate volume of loans outstanding since the inception of the index in 1997. In 1997, the total amount of loans in the market by par value aggregated less than $10 billion. By April of 2000, it had grown to over $100 billion, and by July of 2007 the market had grown to over $500 billion. The size of the market peaked in November of 2008 at par value of $594 billion. During this period, the demand for loans and the number of investors participating in the loan market also increased significantly.

Starting at the end of 2008, the senior loan market contracted during the global financial crisis. From the peak in November 2008 through March 2011, the overall size of the loan market contracted by approximately 13%. The number of market participants also decreased during that period. Since that time, the senior loan market has rebounded and, as of the end of July 2013, has returned to a level that is larger by par value than before the global financial crisis.

An increase in demand for loans may benefit the Fund by providing increased liquidity for such loans and higher sales prices, but it may also adversely affect the rate of interest payable on such loans acquired by the Fund and the rights provided to the Fund under the terms of the applicable loan agreement, and may increase the price of loans that the Fund wishes to purchase in the secondary market. A decrease in the demand for loans may adversely affect the price of loans in the Fund's portfolio, which could cause the Fund's net asset value to decline.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Equity Securities Incidental to Investments in Loans    The value of equity securities in which the Fund invests may be affected more rapidly, and to a greater extent, by company-specific developments and general market conditions. These risks may increase fluctuations in the Fund's net asset value. The Fund may frequently possess material non-public information about a borrower as a result of its ownership of a loan of such borrower.

Because of prohibitions on trading in securities of issuers while in possession of such information the Fund might be unable to enter into a transaction in a security of such a borrower when it would otherwise be advantageous to do so.

Foreign Investments    Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

High-Yield Securities    Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest in Loans    The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate for Floating Rate Loan Funds    Changes in short-term market interest rates will directly affect the yield on the shares of a fund whose investments are normally invested in Floating Rate Debt. If short-term market interest rates fall, the yield on the Fund's shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the Floating Rate Debt in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag. The impact of market interest rate changes on the Fund's yield will also be affected by whether, and the extent to which, the Floating Rate Debt in the Fund's portfolio is subject to floors on the LIBOR base rate on which interest is calculated for such loans (a “LIBOR floor”). So long as the base rate for a loan remains under the LIBOR floor, changes in short-term interest rates will not affect the yield on such loans. In addition, to the extent that the interest rate spreads on Floating Rate Debt in the Fund's portfolio experience a general decline, the yield on the Fund's shares will fall and the value of the Fund's assets may decrease, which will cause the Fund's net asset value to decrease. With respect to the Fund's investments in fixed rate instruments, a rise in interest rates generally causes values to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in interest rates. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Fund's exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase the Fund’s costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets.

Leverage for Floating Rate Loan Funds    Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing and the use of forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Fund's expenses and increase the impact of the Fund's other risks.

Limited Secondary Market for Floating Rate Loans    Although the re-sale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated inter-dealer or inter-bank re-sale market.

Floating rate loans usually trade in large denominations. Trades can be infrequent and the market for floating rate loans may experience substantial volatility. In addition, the market for floating rate loans has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some of the floating rate loans in which the Fund invests will be relatively illiquid.

In addition, the floating rate loans in which the Fund invests may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the Fund's ability to sell floating rate loans and can adversely affect the price that can be obtained. The Fund may have difficulty disposing of floating rate loans if it needs cash to repay debt, to fund redemptions, to pay dividends, to pay expenses or to take advantage of new investment opportunities.

These considerations may cause the Fund to sell floating rate loans at lower prices than it would otherwise consider to meet cash needs or cause the Fund to maintain a greater portion of its assets in money market instruments than it would otherwise, which could negatively impact performance. The Fund may seek to avoid the necessity of selling assets to meet redemption requests or liquidity needs by the use of borrowings. Such borrowings, even though they are for the purpose of satisfying redemptions or meeting liquidity needs and not to generate leveraged returns, nevertheless would produce leverage and the risks that are inherent in leverage. However, there can be no assurance that sales of floating rate loans at such lower prices can be avoided.

From time to time, the occurrence of one or more of the factors described above may create a cascading effect where the market for debt instruments (including the market for floating rate loans) first experiences volatility and then decreased liquidity. Such conditions, or other similar conditions, may then adversely affect the value of floating rate loans and other instruments, widening spreads against higher-quality debt instruments, and making it harder to sell floating rate loans at prices at which they have historically or recently traded, thereby further reducing liquidity. For example, during the global financial crisis in the second half of 2008, the average price of loans in the S&P/LSTA Leverage Loan Index (which includes loans of the type in which the Fund invests) declined by 32% (which included a decline of 3.06% on a single day). Since that time, prices have rebounded and, as of July 2013, have returned to pre-global financial crisis levels.

Declines in the Fund's share price or other market developments (which could be more severe than these prior declines) may lead to increased redemptions, which could cause the Fund to have to sell floating rate loans and other instruments at disadvantageous prices and inhibit the ability of the Fund to retain its assets in the hope of greater stabilization in the secondary markets. In addition, these or similar circumstances could cause the Fund to sell its highest quality and most liquid floating rate loans and other investments in order to satisfy an initial wave of redemptions while leaving the Fund with a remaining portfolio of lower-quality and less liquid investments. In anticipation of such circumstances, the Fund may also need to maintain a larger portion of its assets in liquid instruments than usual. However, there can be no assurance that the Fund will foresee the need to maintain greater liquidity or that actual efforts to maintain a larger portion of assets in liquid investments would successfully mitigate the foregoing risks.

Liquidity for Floating Rate Loan Funds    If a loan is illiquid, the Fund might be unable to sell the loan at a time when the Fund's manager might wish to sell, thereby having the effect of decreasing the Fund's overall level of liquidity. Further, as described in Valuation of Loans below, the lack of an established secondary market may make it more difficult to value illiquid loans, which could result in floating rate loans being assigned values which prove to be higher than the amounts that the Fund ultimately realizes upon its actual sales of those loans. The Fund may make investments that become less liquid in response to market developments or adverse investor perception, including but not limited to, those circumstances described in Limited Secondary Market for Floating Rate Loans above. The Fund could lose money if it cannot sell a loan at the time and price that would be most beneficial to the Fund.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. In addition, because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension for Floating Rate Loans    Prepayment risk is the risk that principal on a debt obligation may be repaid earlier than anticipated. Floating rate loans typically do not have call protection and may be prepaid partially or in full at any time without penalty. If a floating rate loan is prepaid, the Fund may realize proceeds that are less than the value that had been assigned to the loan and/or may be forced to reinvest the proceeds in assets with lower yields than the loan that was repaid. For the Fund's fixed rate investments, prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Repurchase Agreements     In the event that the other party to a repurchase agreement defaults on its obligations, the Fund would generally seek to sell the underlying security serving as collateral for the repurchase agreement.  However, the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security, which could result in a loss for the Fund. In addition, if the Fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

Valuation of Loans    The Fund values its assets daily. However, because the secondary market for floating rate loans is limited, it may be difficult to value loans. Reliable market value quotations may not be readily available for some loans and valuation of such loans may require more research than for liquid securities. In addition, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market because there is less reliable, objective market value data available. In addition, if the Fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit the Fund from selling a portion of the loan and reducing its exposure to a borrower when the adviser or Sub-Adviser deems it advisable to do so. Even if the Fund itself does not own a relatively large portion of a particular loan, the Fund, in combination with other similar accounts under management by the same portfolio managers, may own large portions of loans. The combination of holdings could create similar risks if and when the portfolio managers decide to sell those loans. These risks could include, for example, the risk that the sale of an initial portion of the loan could be at a price lower than the price at which the loan was valued by the Fund, the risk that the initial sale could adversely impact the price at which additional portions of the loan are sold, and the risk that the foregoing events could warrant a reduced valuation being assigned to the remaining portion of the loan still owned by the Fund.

			An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]		rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares' performance would be higher or lower than Class A shares' performance because of the higher or lower expenses paid by Class A shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.voyainvestments.com/literature
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund's Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best quarter: 1st 2012, 3.62% and Worst quarter: 3rd 2011, -3.40% The Fund's Class A shares' year-to-date total return as of June 30, 2015: 2.45%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2014)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Voya Floating Rate Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[2]	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Services (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.09%
Waivers and Reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements		rr_NetExpensesOverAssets	1.02%
1 Yr		rr_ExpenseExampleYear01	$ 351
3 Yrs		rr_ExpenseExampleYear03	581
5 Yrs		rr_ExpenseExampleYear05	829
10 Yrs		rr_ExpenseExampleYear10	1,539
1 Yr		rr_ExpenseExampleNoRedemptionYear01	351
3 Yrs		rr_ExpenseExampleNoRedemptionYear03	581
5 Yrs		rr_ExpenseExampleNoRedemptionYear05	829
10 Yrs		rr_ExpenseExampleNoRedemptionYear10	$ 1,539
2005		rr_AnnualReturn2005
2006		rr_AnnualReturn2006
2007		rr_AnnualReturn2007
2008		rr_AnnualReturn2008
2009		rr_AnnualReturn2009
2010		rr_AnnualReturn2010
2011		rr_AnnualReturn2011	1.41%
2012		rr_AnnualReturn2012	8.91%
2013		rr_AnnualReturn2013	5.00%
2014		rr_AnnualReturn2014	1.29%
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.45%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	3.62%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(3.40%)
1 Yr		rr_AverageAnnualReturnYear01	(1.22%)
5 Yrs		rr_AverageAnnualReturnYear05
10 Yrs		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	3.86%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 17, 2010
Voya Floating Rate Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	[2]	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Services (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.84%
Waivers and Reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements		rr_NetExpensesOverAssets	1.77%
1 Yr		rr_ExpenseExampleYear01	$ 280
3 Yrs		rr_ExpenseExampleYear03	572
5 Yrs		rr_ExpenseExampleYear05	989
10 Yrs		rr_ExpenseExampleYear10	2,153
1 Yr		rr_ExpenseExampleNoRedemptionYear01	180
3 Yrs		rr_ExpenseExampleNoRedemptionYear03	572
5 Yrs		rr_ExpenseExampleNoRedemptionYear05	989
10 Yrs		rr_ExpenseExampleNoRedemptionYear10	$ 2,153
1 Yr		rr_AverageAnnualReturnYear01	(0.44%)
5 Yrs		rr_AverageAnnualReturnYear05
10 Yrs		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	3.70%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 17, 2010
Voya Floating Rate Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[2]	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Services (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.78%
Waivers and Reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements		rr_NetExpensesOverAssets	0.77%
1 Yr		rr_ExpenseExampleYear01	$ 79
3 Yrs		rr_ExpenseExampleYear03	248
5 Yrs		rr_ExpenseExampleYear05	432
10 Yrs		rr_ExpenseExampleYear10	965
1 Yr		rr_ExpenseExampleNoRedemptionYear01	79
3 Yrs		rr_ExpenseExampleNoRedemptionYear03	248
5 Yrs		rr_ExpenseExampleNoRedemptionYear05	432
10 Yrs		rr_ExpenseExampleNoRedemptionYear10	$ 965
1 Yr		rr_AverageAnnualReturnYear01	1.65%
5 Yrs		rr_AverageAnnualReturnYear05
10 Yrs		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	4.74%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 17, 2010
Voya Floating Rate Fund | Class P
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[2]	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Services (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.77%
Waivers and Reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements		rr_NetExpensesOverAssets	0.11%
1 Yr		rr_ExpenseExampleYear01	$ 11
3 Yrs		rr_ExpenseExampleYear03	180
5 Yrs		rr_ExpenseExampleYear05	363
10 Yrs		rr_ExpenseExampleYear10	892
1 Yr		rr_ExpenseExampleNoRedemptionYear01	11
3 Yrs		rr_ExpenseExampleNoRedemptionYear03	180
5 Yrs		rr_ExpenseExampleNoRedemptionYear05	363
10 Yrs		rr_ExpenseExampleNoRedemptionYear10	$ 892
1 Yr		rr_AverageAnnualReturnYear01	2.22%
5 Yrs		rr_AverageAnnualReturnYear05
10 Yrs		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	3.23%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 14, 2013
Voya Floating Rate Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[2]	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Services (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses		rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.34%
Waivers and Reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements		rr_NetExpensesOverAssets	1.27%
1 Yr		rr_ExpenseExampleYear01	$ 129
3 Yrs		rr_ExpenseExampleYear03	418
5 Yrs		rr_ExpenseExampleYear05	727
10 Yrs		rr_ExpenseExampleYear10	1,607
1 Yr		rr_ExpenseExampleNoRedemptionYear01	129
3 Yrs		rr_ExpenseExampleNoRedemptionYear03	418
5 Yrs		rr_ExpenseExampleNoRedemptionYear05	727
10 Yrs		rr_ExpenseExampleNoRedemptionYear10	$ 1,607
1 Yr		rr_AverageAnnualReturnYear01	1.04%
5 Yrs		rr_AverageAnnualReturnYear05
10 Yrs		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	4.19%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 17, 2010
Voya Floating Rate Fund | Class W
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[2]	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Shareholder Services (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.84%
Waivers and Reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements		rr_NetExpensesOverAssets	0.77%
1 Yr		rr_ExpenseExampleYear01	$ 79
3 Yrs		rr_ExpenseExampleYear03	261
5 Yrs		rr_ExpenseExampleYear05	459
10 Yrs		rr_ExpenseExampleYear10	1,031
1 Yr		rr_ExpenseExampleNoRedemptionYear01	79
3 Yrs		rr_ExpenseExampleNoRedemptionYear03	261
5 Yrs		rr_ExpenseExampleNoRedemptionYear05	459
10 Yrs		rr_ExpenseExampleNoRedemptionYear10	$ 1,031
1 Yr		rr_AverageAnnualReturnYear01	1.54%
5 Yrs		rr_AverageAnnualReturnYear05
10 Yrs		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	4.77%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 17, 2010
Voya Floating Rate Fund | After tax on distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Yr		rr_AverageAnnualReturnYear01	(2.73%)
5 Yrs		rr_AverageAnnualReturnYear05
10 Yrs		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	2.13%
Voya Floating Rate Fund | After tax on distributions with sale | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Yr		rr_AverageAnnualReturnYear01	(0.69%)
5 Yrs		rr_AverageAnnualReturnYear05
10 Yrs		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	2.27%
Voya Floating Rate Fund | S&P/LSTA Leveraged Loan Index | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Yr	[4]	rr_AverageAnnualReturnYear01	1.60%
5 Yrs	[4]	rr_AverageAnnualReturnYear05
10 Yrs	[4]	rr_AverageAnnualReturnYear10
Since Inception	[4]	rr_AverageAnnualReturnSinceInception	5.18%
Voya Floating Rate Fund | S&P/LSTA Leveraged Loan Index | Class C
Risk/Return:		rr_RiskReturnAbstract
1 Yr	[4]	rr_AverageAnnualReturnYear01	1.60%
5 Yrs	[4]	rr_AverageAnnualReturnYear05
10 Yrs	[4]	rr_AverageAnnualReturnYear10
Since Inception	[4]	rr_AverageAnnualReturnSinceInception	5.18%
Voya Floating Rate Fund | S&P/LSTA Leveraged Loan Index | Class I
Risk/Return:		rr_RiskReturnAbstract
1 Yr	[4]	rr_AverageAnnualReturnYear01	1.60%
5 Yrs	[4]	rr_AverageAnnualReturnYear05
10 Yrs	[4]	rr_AverageAnnualReturnYear10
Since Inception	[4]	rr_AverageAnnualReturnSinceInception	5.18%
Voya Floating Rate Fund | S&P/LSTA Leveraged Loan Index | Class P
Risk/Return:		rr_RiskReturnAbstract
1 Yr	[4]	rr_AverageAnnualReturnYear01	1.60%
5 Yrs	[4]	rr_AverageAnnualReturnYear05
10 Yrs	[4]	rr_AverageAnnualReturnYear10
Since Inception	[4]	rr_AverageAnnualReturnSinceInception	2.68%
Voya Floating Rate Fund | S&P/LSTA Leveraged Loan Index | Class R
Risk/Return:		rr_RiskReturnAbstract
1 Yr	[4]	rr_AverageAnnualReturnYear01	1.60%
5 Yrs	[4]	rr_AverageAnnualReturnYear05
10 Yrs	[4]	rr_AverageAnnualReturnYear10
Since Inception	[4]	rr_AverageAnnualReturnSinceInception	5.18%
Voya Floating Rate Fund | S&P/LSTA Leveraged Loan Index | Class W
Risk/Return:		rr_RiskReturnAbstract
1 Yr	[4]	rr_AverageAnnualReturnYear01	1.60%
5 Yrs	[4]	rr_AverageAnnualReturnYear05
10 Yrs	[4]	rr_AverageAnnualReturnYear10
Since Inception	[4]	rr_AverageAnnualReturnSinceInception	5.18%

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	The portion of the management fee attributable to the advisory services is 0.55% and the portion of the management fee attributable to the administrative services is 0.10%.
[3]	The adviser is contractually obligated to limit expenses to 1.00%, 1.75%, 0.75%, 0.15%, 1.25%, and 0.75% for Class A, Class C, Class I, Class P, Class R, and Class W shares, respectively, through August 1, 2016. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2016. Termination or modification of these obligations requires approval by the Fund’s board.
[4]	The index returns do not reflect deductions for fees, expenses, or taxes.